INCOME TAXES - Schedule of net deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 3,322,000	$ 1,551,000
Total deferred tax assets	3,803,000	2,233,000
Valuation Allowance	(3,803,000)	(2,233,000)
CIK 0001822935 Healthcare Capital Corp
Deferred tax assets:
Net operating loss carryforward	38,737	289
Start-up and organizational costs	274,984
Total deferred tax assets	313,721	289
Valuation Allowance	$ (313,721)	$ (289)